Event Subsequent to Original Issuance of Financial Statements (Unaudited)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Event Subsequent To Original Issuance Of Financial Statements [Abstract]
Event Subsequent to Original Issuance of Financial Statements (Unaudited)

20. Event Subsequent to Original Issuance of Financial Statements

In connection with the reissuance of the financial statements, the Company has evaluated subsequent events through September 13, 2021, the date the financial statements were available to be reissued.

a)      TO 3 Warrants

In accordance with the terms of the Company’s 145,003,680 outstanding TO 3 Warrants, exercisable for $0.20 (SEK 1.7) per share, the Company’s Board of Directors can determine an extraordinary and final exercise window of 10 trading days in which warrants shall be exercised provided, however, that the price of the Company’s shares increases to SEK 2.0 or more calculated as average volume weighted price (VWAP) over 10 trading days. On August 26, 2021, the Board of Directors set an extraordinary and final exercise period for the Company’s TO 3 Warrants, starting on August 30, 2021, and ending on September 13, 2021. Any warrants that remain unexercised after September 13, 2021, will expire without compensation or payment of any kind to the warrant holders.

b)      License Agreement with Eisai for Stenoparib

Subsequent to August 20, 2021, the terms of our agreement with Eisai have been revised to provide Eisai the right to terminate the agreement if we do not complete a Phase 2 clinical trial before December 31, 2022, unless we elect to pay a very low seven digit extension payment.

26. Event Subsequent to Original Issuance of Financial Statements (Unaudited)

In connection with the reissuance of the financial statements, the Company has evaluated subsequent events through September 13, 2021, the date the financial statements were available to be reissued.

a)      TO 3 Warrants

In accordance with the terms of the Company’s 145,003,680 outstanding TO 3 Warrants, exercisable for $0.20 (SEK 1.7) per share, the Company’s Board of Directors can determine an extraordinary and final exercise window of 10 trading days in which warrants shall be exercised provided, however, that the price of the Company’s shares increases to SEK 2.0 or more calculated as average volume weighted price (VWAP) over 10 trading days. On August 26, 2021, the Board of Directors set an extraordinary and final exercise period for the Company’s TO 3 Warrants, starting on August 30, 2021, and ending on September 13, 2021. Any warrants that remain unexercised after September 13, 2021, will expire without compensation or payment of any kind to the warrant holders.

b)      License Agreement with Eisai for Stenoparib

Subsequent to August 20, 2021, the terms of our agreement with Eisai have been revised to provide Eisai the right to terminate the agreement if we do not complete a Phase 2 clinical trial before December 31, 2022, unless we elect to pay a very low seven digit extension payment.